Income Taxes (Tables)	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Profit Before Income Taxes and Income Tax Expense
Profit before income taxes and income tax expense for the years ended March 31, 2021, 2022 and 2023 consist of the following:

	Yen (millions)
	2021			2022			2023
	Japan	Foreign	Total	Japan	Foreign	Total	Japan	Foreign	Total
Profit (loss) before income taxes	¥(32,954)	¥947,007	¥914,053	¥(42,213)	¥1,112,403	¥1,070,190	¥(40,638)	¥920,203	¥879,565

Income tax expense (benefit):
Current taxes	7,236	174,694	181,930	9,539	277,894	287,433	12,699	353,611	366,310
Deferred taxes	(21,228)	57,907	36,679	(4,081)	26,137	22,056	(92,631)	(111,423)	(204,054)

Total	¥(13,992)	¥232,601	¥218,609	¥5,458	¥304,031	¥309,489	¥(79,932)	¥242,188	¥162,256

Reconciliation of Statutory Income Tax Rate to Average Effective Tax Rate
The Japanese statutory income tax rate for the years ended March 31, 2021, 2022 and
2023
differs from the average effective tax rate for the following reasons:

	2021	2022	2023
Statutory income tax rate	30.2%	30.2%	30.2%
Difference in statutory income tax rates of foreign subsidiaries	(5.2)	(4.5)	(6.3)
Effects of investments accounted for using the equity method	(9.0)	(5.7)	(4.0)
Effects of undistributed earnings and withholding taxes on royalty	7.8	7.1	11.3
Changes in unrecognized deferred tax assets	1.2	1.4	(10.3)
Effects of income and expense not taxable and deductible for tax purpose	0.3	0.0	0.1
Effects of tax credit	(1.4)	(0.9)	(2.9)
Other adjustments relating to prior years	(0.1)	(0.1)	(0.5)
Adjustments for the uncertain tax treatments on income taxes	(0.8)	0.9	0.6
Adjustments for the changes in income tax laws	0.1	0.1	(0.6)
Other	0.8	0.4	0.8

Average effective tax rate	23.9%	28.9%	18.4%

Components by Major Factor in Deferred Tax Assets and Deferred Tax Liabilities
The components by major factor in deferred tax assets and deferred tax liabilities as of March 31, 2022 and 2023 are as follows:

	Yen (millions)
	2022	2023
Deferred tax assets:
Inventories	¥44,029	¥51,604
Accrued expenses	36,567	56,926
Provisions	100,408	133,007
Property, plant and equipment	27,592	27,854
Intangible assets	12,017	47,995
Retirement benefit liabilities	67,120	64,275
Carryforward of unused tax losses	67,787	108,106
Carryforward of unused tax credit	22,285	14,930
Other	103,114	109,399

Total	¥480,919	¥614,096

Deferred tax liabilities:
Property, plant and equipment	¥82,518	¥106,715
Intangible assets	195,542	182,258
Other financial assets	61,580	59,275
Operating leases	846,978	772,991
Undistributed earnings	59,650	60,914
Retirement benefit assets	68,772	56,932
Other*	65,041	146,519

Total	¥1,380,081	¥1,385,604

Net deferred tax assets (liabilities)	¥(899,162)	¥(771,508)

Explanatory note:

*	The amount of deferred tax liabilities arising from an evaluation of receivables from financial service s for tax purpose in the United States included in other as of March 31, 2023 is ¥68,005 million.

Changes in Deferred Tax Assets and Deferred Tax Liabilities Recognized as Income Tax Expense in the Consolidated Statements of Income
The changes in deferred tax assets and deferred tax liabilities recognized as income tax expense in the consolidated statements of income for the years ended March 31, 2021, 2022 and 2023 are as follows:

	Yen (millions)
	2021	2022	2023
Inventories	¥(3,920)	¥(9,865)	¥(7,407)
Provisions	(10,708)	(3,491)	(27,854)
Property, plant and equipment	(6,955)	(3,738)	18,708
Retirement benefit liabilities (assets)	(10,353)	(4,991)	(4,149)
Operating leases	37,506	(35,308)	(153,429)
Undistributed earnings	(2,885)	4,198	(1,005)
Carryforward of unused tax losses	(7,695)	(1,608)	(42,172)
Carryforward of unused tax credit	15,695	16,102	9,504
Other*	25,994	60,757	3,750

Total	¥36,679	¥22,056	¥(204,054)

Explanatory note:

*	The income tax expense recognized due to the decrease of deferred tax assets arising from accrued expenses included in other as of March 31, 2022 is ¥ 27,321 million.

Deductible Temporary Differences, Carryforward of Unused Tax Losses and Unused Tax Credit for which Deferred Tax Assets are not Recognized	Deductible temporary differences, carryforward of unused tax losses and carryforward of unused tax credit for which deferred tax assets are not recognized as of March 31, 2022 and 2023 are as follows:

	Yen (millions)
	2022	2023
Deductible temporary differences	¥553,778	¥391,536
Carryforward of unused tax losses	693,323	532,191
Carryforward of unused tax credit	549	35,629

Components by Expiry of the Carryforward of Unused Tax Losses for which Deferred Tax Assets are not Recognized
The components by expiry of the carryforward of unused tax losses for which deferred tax assets are not recognized as of March 31, 2022 and 2023 are as follows:

	Yen (millions)
	2022	2023
Within 1 year	¥3,603	¥13,331
Between 1 and 5 years	73,448	82,173
Between 5 and 20 years	256,340	107,052
Indefinite periods	359,932	329,635

Total	¥693,323	¥532,191

Components by Expiry of Carryforward of Unused Tax Credits for which Deferred Tax Assets are not Recognized
The components by expiry of the carryforward of unused tax credit for which deferred tax assets are not recognized as of March 31, 2022 and 2023 are as follows:

	Yen (millions)
	2022	2023
Within 1 year	¥147	¥5
Between 1 and 5 years	259	35,611
Between 5 and 20 years	143	13
Indefinite periods	—	—

Total	¥549	¥35,629